UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-4108


                             Oppenheimer Bond Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited
--------------------------------------------------------------------------------

                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Asset-Backed Securities--17.1%

 AQ Finance NIM Trust, Home Equity
 Collateralized Mtg. Obligations:
 Series 2001-3A, Cl. Note,
 8.835%, 2/25/32 1                 $    105,174   $     105,624
 Series 2002-1, Cl. Note,
 9.50%, 6/25/32 2                     1,042,052       1,035,539
----------------------------------------------------------------
 BMW Vehicle Owner Trust,
 Automobile Loan Certificates,
 Series 2003-A, Cl. A2, 1.45%,
 11/25/05 2                           5,270,000       5,282,934
----------------------------------------------------------------
 Capital Auto Receivables Asset Trust,
 Automobile Mtg.-Backed Nts.,
 Series 2002-4, Cl. A2B,
 1.74%, 1/17/05 2                     5,148,675       5,161,603
----------------------------------------------------------------
 Caterpillar Financial Asset Trust,
 Equipment Loan Pass-Through
 Certificates, Series 2003-A,
 Cl. A2, 1.25%, 10/25/05              2,990,000       2,989,856
----------------------------------------------------------------
 Centex Home Equity Co. LLC,
 Home Equity Loan Asset-Backed
 Certificates, Series 2003-B,
 Cl. AF1, 1.64%, 2/25/18              1,810,000       1,810,000
----------------------------------------------------------------
 Chase Funding Mortgage Loan
 Asset-Backed Certificates, Home
 Equity Mtg. Obligations,
 Series 2003-3, Cl. 1A1,
 1.40%, 8/25/17 3                     2,656,084       2,655,712
----------------------------------------------------------------
 Chase Manhattan Auto Owner Trust,
 Automobile Loan Pass-Through
 Certificates, Series 2003-A,
 Cl. A2, 1.26%, 1/16/06 2             1,890,000       1,891,728
----------------------------------------------------------------
 CitiFinancial Mortgage Securities,
 Inc., Home Equity Collateralized
 Mtg. Obligations:Series 2002-1,
 Cl. AF1, 2.474%, 9/25/32             2,161,204       2,172,148
 Series 2003-2, Cl. AF1,
 1.128%, 5/25/33 3                    3,500,000       3,500,000
----------------------------------------------------------------
 DaimlerChrysler Auto Trust,
 Automobile Loan Pass-Through
 Certificates, Series 2002-B,
 Cl. A2, 2.20%, 4/6/05                2,630,652       2,641,181
----------------------------------------------------------------
 Ford Credit Auto Owner Trust,
 Automobile Loan Certificates,
 Series 2002-D, Cl. A2A,
 2.10%, 3/15/05                       5,124,088       5,145,082
----------------------------------------------------------------
 Harley-Davidson Motorcycle Trust,
 Motorcycle Receivable Nts.,
 Series 2002-2, Cl. A1,
 1.91%, 4/16/07                       2,508,284      2,519,838
----------------------------------------------------------------
 Honda Auto Receivables Owner Trust,
 Automobile Receivables Obligations:
 Series 2002-3, Cl. A2,
 2.26%, 12/18/04                      3,750,618       3,764,558
 Series 2002-4, Cl. A2,
 1.66%, 6/15/05                       3,750,000       3,758,286
 Series 2003-2, Cl. A2,
 1.34%, 12/21/05                      5,416,000       5,424,644
----------------------------------------------------------------
 Household Automotive Trust,
 Automobile Loan Certificates,
 Series 2002-2, Cl. A2,
 2.15%, 12/19/05                      2,699,164       2,709,620



                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Asset-Backed Securities Continued

 Lease Investment Flight Trust,
 Collateralized Plane Obligations,
 Series 1A, Cl. D2, 8%, 7/15/31 2  $  5,657,807   $     961,827
----------------------------------------------------------------
 Liberte American Loan Master Trust,
 Collateralized Loan Obligations,
 Series 1999-1A, Cl. D2, 6.28%,
 11/25/06 2,3                         9,000,000       7,200,000
----------------------------------------------------------------
 Litigation Settlement Monetized Fee
 Trust, Asset-Backed Certificates,
 Series 2001-1A, Cl. A1,
 8.33%, 4/25/31 2                     4,838,852       4,744,978
----------------------------------------------------------------
 M&I Auto Loan Trust, Automobile
 Loan Certificates, Series 2002-1,
 Cl. A2, 1.95%, 7/20/05               2,152,264       2,158,614
----------------------------------------------------------------
 MMCA Auto Lease Trust, Auto Retail
 Installment Contracts, Series 2002-A,
 Cl. A2, 1.35%, 5/16/05 1,3           3,127,177       3,129,926
----------------------------------------------------------------
 MSF Funding LLC, Collateralized
 Mtg. Obligations, Series 2000-1,
 Cl. C, 8.385%, 7/25/07 2,3             666,309         625,798
----------------------------------------------------------------
 NC Finance Trust, Collateralized
 Mtg. Obligations:
 Series 1999-I, Cl. ECFD, 8.75%,
 12/25/28 2                           3,748,590       1,274,520
 Series 2002-I, Cl. ECFD, 9.25%,
 3/25/32 2                            1,632,559       1,617,254
----------------------------------------------------------------
 Nissan Auto Lease Trust, Auto Lease
 Obligations, Series 2002-A, Cl. A2,
 1.86%, 11/15/04 2                    7,060,000       7,076,724
----------------------------------------------------------------
 Nissan Auto Receivables Owner Trust,
 Auto Receivable Nts.:
 Series 2002-C, Cl. A2,
 1.94%, 9/15/04                       4,776,667       4,787,682
 Series 2003-B, Cl. A2,
 1.20%, 11/15/05                      7,240,000       7,240,000
----------------------------------------------------------------
 ONYX Acceptance Auto Trust,
 Automobile Asset-Backed
 Certificates, Series 2002,
 Cl. A, 13.60%, 2/20/32 2               599,062         593,071
----------------------------------------------------------------
 Salomon Smith Barney Auto Loan
 Trust, Asset-Backed Auto Loan
 Obligations, Series 2002-1, Cl. A2,
 1.83%, 9/15/05 2                     4,776,893       4,791,005
----------------------------------------------------------------
 Tobacco Settlement Authority,
 Asset-Backed Securities,
 Series 2001-A, 6.79%, 6/1/10         2,000,000       2,079,100
----------------------------------------------------------------
 Toyota Auto Receivables Owner Trust,
 Automobile Mtg.-Backed Obligations,
 Series 2003-A, Cl. A2,
 1.28%, 8/15/05                       7,580,000       7,585,504
----------------------------------------------------------------
 USAA Auto Owner Trust, Automobile
 Loan Asset-Backed Certificates,
 Series 2002-1, Cl. A2,
 1.95%, 3/15/05                       1,240,038       1,243,099
----------------------------------------------------------------
 Volkswagen Auto Lease Trust,
 Automobile Lease Asset-Backed
 Securities, Series 2002-A, Cl. A2,
 1.77%, 2/20/05                       6,900,000       6,918,582


                4  |  OPPENHEIMER BOND FUND/VA

                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Asset-Backed Securities Continued
----------------------------------------------------------------
 Volkswagen Auto Loan Enhanced
 Trust, Automobile Loan
 Receivables, Series 2003-1,
 Cl. A2, 1.11%, 12/20/05          $   2,859,000  $    2,857,772
----------------------------------------------------------------
 Whole Auto Loan Trust, Automobile
 Loan Receivables, Series 2002-1,
 Cl. A2, 1.88%, 6/15/05               4,540,000       4,555,555
                                                 ---------------
 Total Asset-Backed Securities
 (Cost $130,349,605)                                124,009,364

----------------------------------------------------------------
 Corporate Loans--0.2%
----------------------------------------------------------------
 Ferrell Cos., Inc., Sr. Sec.
 Credit Facilities Term Loan,
 Tranche B, 5.179%, 6/17/06 2,3
 (Cost $1,215,002)                    1,227,275       1,218,070

----------------------------------------------------------------
 Mortgage-Backed Obligations--32.4%
----------------------------------------------------------------
 Government Agency--26.8%
----------------------------------------------------------------
 FHLMC/FNMA/Sponsored--26.6%
 FHLMC Structured Pass-Through
 Securities, Collateralized
 Mtg. Obligations:
 Series H002, Cl. A2,
 1.861%, 12/15/06                     2,152,442       2,150,507
 Series H003, Cl. A2,
 1.88%, 1/15/07                       6,701,199       6,763,943
 Series H006, Cl. A1,
 1.724%, 4/15/08 2                    3,624,395       3,632,391
----------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
 Gtd. Mtg. Pass-Through Participation
 Certificates:
 8%, 4/1/16                           3,159,626       3,416,217
 9%, 8/1/22-5/1/25                      815,555         908,759
 Series 151, Cl. F, 9%, 5/15/21         155,002         157,660
----------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
 Interest-Only Stripped
 Mtg.-Backed Security, Series 206,
 Cl. IO, (31.939)%,
 12/15/29 4                           4,092,306         556,264
----------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
 Real Estate Mtg. Investment Conduit
 Multiclass Certificates,
 Series 2551, Cl. FD,
 1.71%, 1/15/33 3                     2,990,285       2,996,345
----------------------------------------------------------------
 Federal National Mortgage Assn.:
 5.50%, 7/14/33 5                     1,139,000       1,177,441
 6%, 7/25/33 5                        9,665,000      10,045,559
 6.50%, 3/1/11                          130,574         138,171
 6.50%, 7/1/33 5                     32,350,000      33,734,656
 7%, 11/1/25                            100,515         106,226
 7%, 7/14/33-8/25/33 5              113,925,000     120,006,187
 7.50%, 1/1/08-1/1/26                   553,791         591,456
 8%, 5/1/17                              87,093          95,022
 8.50%, 7/1/32                        1,175,343       1,263,801
----------------------------------------------------------------
 Federal National Mortgage Assn.,
 Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates:
 Trust 131, Cl. G, 8.75%, 11/25/05      202,217         211,114
 Trust 2002-77, Cl. WF, 1.508%,
 12/18/32 3                           4,684,853       4,695,448



                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 FHLMC/FNMA/Sponsored Continued
 Federal National Mortgage Assn.,
 Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates,
 Trust 1989-17, Cl. E,
 10.40%, 4/25/19                    $   214,946    $    242,149
----------------------------------------------------------------
 Federal National Mortgage Assn.,
 Interest-Only Stripped Mtg.-Backed
 Security, Trust 303, Cl. IO,
 (30.028)%, 11/1/29 4                 1,613,704         228,789
                                                   -------------
                                                    193,118,105

----------------------------------------------------------------
 GNMA/Guaranteed--0.2%
 Government National Mortgage Assn.:
 7%, 1/15/09-5/15/09                    135,346         145,448
 8.50%, 8/15/17-12/15/17                973,311       1,071,932
                                                   -------------
                                                      1,217,380

----------------------------------------------------------------
 Private--5.6%
----------------------------------------------------------------
 Commercial--3.2%
 Asset Securitization Corp.,
 Commercial Mtg. Pass-Through
 Certificates, Series 1996-MD6,
 Cl. A3, 7.362%, 11/13/29 3           1,200,000       1,360,441
----------------------------------------------------------------
 Asset Securitization Corp.,
 Interest-Only Stripped
 Mtg.-Backed Security
 Collateralized Mtg. Obligations,
 Series 1997-D4, Cl. PS1, 8.665%,
 4/14/29 4                           49,824,354       2,312,179
----------------------------------------------------------------
 Capital Lease Funding
 Securitization LP,
 Interest-Only Corporate-Backed
 Pass-Through Certificates,
 Series 1997-CTL1, 9.956%,
 6/22/24 2,4                         27,135,880         907,356
----------------------------------------------------------------
 Commercial Mortgage Acceptance
 Corp., Commercial Mtg. Obligations,
 Series 1996-C1, Cl. D, 7.49%,
 12/25/20 2,3                            781,091         783,532
----------------------------------------------------------------
 DLJ Commercial Mortgage Corp.,
 Commercial Mtg. Pass-Through
 Certificates, Series 1999-STF1,
 Cl. B6, 4.786%, 7/5/08 2            34,282,670          34,283
----------------------------------------------------------------
 DLJ Mortgage Acceptance Corp.,
 Commercial Mtg. Obligations,
 Series 1996-CF1, Cl. A3, 7.904%,
 3/13/28 3                            2,000,000       2,183,128
----------------------------------------------------------------
 First Union-Chase Commercial
 Mortgage Trust, Interest-Only
 Commercial Mtg. Pass-Through
 Certificates, Series 1999-C2,
 Cl. IO, 10.066%, 6/15/31 4          87,564,610       3,040,436
----------------------------------------------------------------
 First Union-Lehman Brothers
 Commercial Mortgage Trust,
 Interest-Only Stripped Mtg.-Backed
 Security, Series 1998-C2, 8.975%,
 5/18/28 4                           17,415,093         499,063


                5  |  OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Commercial Continued
 GMAC Commercial Mortgage
 Securities, Inc., Interest-Only
 Stripped Mtg.-Backed Security
 Pass-Through Certificates,
 Series 1997-C1, Cl. X,
 8.401%, 7/15/27 4                 $ 15,372,923   $     887,417
----------------------------------------------------------------
 Lehman Brothers Commercial
 Conduit Mortgage Trust, Interest-
 Only Stripped Mtg.-Backed
 Security, Series 1998-C1, Cl. IO,
 7.297%, 2/18/28 4                   23,838,429         911,281
----------------------------------------------------------------
 Lehman Structured Securities
 Corp., Collateralized Mtg.
 Obligations, Series 2002-GE1,
 Cl. A, 6%, 7/26/24 2                 1,602,204       1,578,171
----------------------------------------------------------------
 Morgan Stanley Capital I, Inc.,
 Commercial Mtg. Pass-Through
 Certificates, Series 1996-WF1,
 Cl. A2, 7.385%, 11/15/28 1,3         2,187,929       2,201,366
----------------------------------------------------------------
 PNC Mortgage Securities Corp.,
 Collateralized Mtg. Obligations
 Pass-Through Certificates, Series
 1998-12, Cl. 1A2, 5.75%, 1/25/29     3,946,941       3,968,968
----------------------------------------------------------------
 Salomon Brothers Mortgage
 Securities VII, Inc., Interest-
 Only Commercial Mtg. Pass-Through
 Certificates, Series 1999-C1,
 Cl. X, 11.645%, 5/18/32 2,4        413,962,970       2,129,632
                                                   -------------
                                                     22,797,253

----------------------------------------------------------------
 Other--0.0%
 Salomon Brothers Mortgage
 Securities VI, Inc., Interest-Only
 Stripped Mtg.-Backed Security,
 Series 1987-3, Cl. B, 26.984%,
 10/23/17 2,4                            23,838           4,620
----------------------------------------------------------------
 Salomon Brothers Mortgage
 Securities VI, Inc., Principal-Only
 Stripped Mtg.-Backed Security,
 Series1987-3, Cl. A, 15.003%,
 10/23/17 2,7                            35,277          32,221
                                                   -------------
                                                         36,841

----------------------------------------------------------------
 Residential--2.4%
 Countrywide Funding Corp., Mtg.
 Pass-Through Certificates, Series
 1993-12, Cl. B1, 6.625%, 2/25/24       241,101         243,282
----------------------------------------------------------------
 Granite Mortgages plc, Mtg.-Backed
 Obligations, Series 2002-2, Cl. 1A1,
 1.439%, 1/21/17 2,3                  1,702,615       1,702,803
----------------------------------------------------------------
 Salomon Brothers Mortgage
 Securities VII, Inc., Commercial
 Mtg. Pass-Through Certificates,
 Series 1999-NC2, Cl. M3, 4.285%,
 4/25/29 2,3                            945,391         950,529


                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Residential Continued
 Structured Asset Securities Corp.,
 Collateralized Mtg. Obligations
 Pass-Through Certificates:
 Series 1998-8, Cl. B,
 2.335%, 8/25/28 3                 $  1,832,301   $   1,790,803
 Series 2002-AL1, Cl. B,
 23.45%, 2/25/32                      3,154,340       3,040,736
----------------------------------------------------------------
 Washington Mutual Mortgage
 Securities Corp., Collateralized
 Mtg. Obligations, Pass-Through
 Certificates:
 Series 2002-AR19, Cl. A1, 1.77%,
 1/25/33 3                            2,624,099       2,627,080
 Series 2003-AR7, Cl. A1, 1.507%,
 8/25/33                              7,000,000       7,000,000
----------------------------------------------------------------
 Wells Fargo Mortgage-Backed
 Securities Trust, Collateralized Mtg.
 Obligations, Series 2003-A, Cl. A1,
 1.79%, 2/25/33 2                       315,253         315,666
                                                   -------------
                                                     17,670,899

 Total Mortgage-Backed Obligations
 (Cost $233,717,358)                                234,840,478

----------------------------------------------------------------
 U.S. Government Obligations--26.3%
----------------------------------------------------------------
 Federal Home Loan Mortgage Corp.
 Unsec. Nts., 6.25%, 7/15/32          5,500,000       6,494,955
----------------------------------------------------------------
 Federal National Mortgage Assn.
 Unsec. Nts.:
 5.25%, 6/15/06                      15,000,000      16,483,425
 5.50%, 2/15/06                      21,170,000      23,254,292
 6%, 5/15/11                          5,000,000       5,854,875
 6.375%, 6/15/09                     24,000,000      28,459,200
 7.25%, 5/15/30 8                     5,305,000       7,015,380
----------------------------------------------------------------
 Tennessee Valley Authority Bonds,
 7.125%, 5/1/30                       1,850,000       2,421,415
----------------------------------------------------------------
 U.S. Treasury Bonds:
 5.375%, 2/15/31                     10,053,000      11,323,377
 5.50%, 8/15/28                      10,615,000      11,943,956
 6.25%, 5/15/30                       4,680,000       5,827,700
 8.875%, 8/15/17                      8,288,000      12,540,780
 STRIPS, 2.99%, 2/15/10 9             2,698,000       2,196,445
 STRIPS, 3.66%, 2/15/13 9             5,354,000       3,720,066
 STRIPS, 3.75%, 2/15/11 9            39,507,000      30,622,942
 STRIPS, 4.96%, 2/15/16 9             2,721,000       1,578,670
----------------------------------------------------------------
 U.S. Treasury Nts.:
 1.125%, 6/30/05                      8,000,000       7,972,504
 2.625%, 5/15/08                      3,228,000       3,258,518
 3.625%, 5/15/13                      7,563,000       7,624,457
 4.875%, 2/15/12                      1,824,000       2,028,062
                                                   -------------
 Total U.S. Government Obligations
 (Cost $183,591,323)                                190,621,019

----------------------------------------------------------------
 Foreign Government Obligations--0.4%
----------------------------------------------------------------
 United Mexican States Nts., 7.50%,
 1/14/12 (Cost $2,637,033)            2,610,000       2,991,713


                6  |  OPPENHEIMER BOND FUND/Va

                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Corporate Bonds and Notes--37.2%
----------------------------------------------------------------
 Consumer Discretionary--7.8%
----------------------------------------------------------------
 Auto Components--0.5%
 Delphi Corp., 6.55% Nts., 6/15/06 $  3,180,000   $   3,414,175
----------------------------------------------------------------
 Automobiles--2.6%
 DaimlerChrysler NA Holding Corp.,
 6.40% Nts., 5/15/06                  3,330,000       3,638,881
----------------------------------------------------------------
 Ford Motor Co., 7.45% Bonds,
 7/16/31                              2,155,000       1,979,596
----------------------------------------------------------------
 General Motors Corp.,
 7.20% Nts., 1/15/11                  7,245,000       7,312,929
----------------------------------------------------------------
 Hertz Corp. (The),
 7.625% Sr. Nts., 6/1/12              5,575,000       5,671,575
                                                  --------------
                                                     18,602,981

----------------------------------------------------------------
 Media--4.0%
 British Sky Broadcasting Group plc,
 8.20% Sr. Unsec. Nts., 7/15/09       1,490,000       1,768,237
----------------------------------------------------------------
 Clear Channel Communications, Inc.,
 7.65% Sr. Nts., 9/15/10              1,960,000       2,362,698
----------------------------------------------------------------
 News America Holdings, Inc.,
 7.75% Sr. Unsec. Debs., 12/1/45      2,035,000       2,429,218
----------------------------------------------------------------
 Reed Elsevier Capital, Inc.,
 6.75% Bonds, 8/1/11                  2,810,000       3,277,901
----------------------------------------------------------------
 TCI Communications, Inc.,
 9.80% Sr. Unsec. Debs., 2/1/12       4,700,000       6,235,664
----------------------------------------------------------------
 Time Warner Entertainment Co. LP:
 8.375% Sr. Debs., 3/15/23              505,000         638,534
 10.15% Sr. Nts., 5/1/12              1,073,000       1,470,793
----------------------------------------------------------------
 Time Warner, Inc., 9.125% Debs.,
 1/15/13                              2,840,000       3,644,725
----------------------------------------------------------------
 Viacom, Inc., 7.70% Sr. Unsec. Nts.,
 7/30/10                              3,160,000       3,917,288
----------------------------------------------------------------
 Walt Disney Co. (The),
 6.75% Sr. Nts., 3/30/06              2,965,000       3,303,891
                                                  --------------
                                                     29,048,949

----------------------------------------------------------------
 Multiline Retail--0.7%
 Sears Roebuck Acceptance Corp.:
 3.18% Nts., Series VII, 2/25/04 3    1,270,000       1,273,815
 6.90% Nts., 8/1/03                   1,295,000       1,300,301
----------------------------------------------------------------
 Target Corp., 5.40% Nts., 10/1/08    2,300,000       2,580,218
                                                  --------------
                                                      5,154,334

----------------------------------------------------------------
 Consumer Staples--1.9%
----------------------------------------------------------------
 Food & Staples Retailing--1.9%
 Albertson's, Inc., 7.45%
 Unsec. Debs., 8/1/29                 2,620,000       2,968,313
----------------------------------------------------------------
 Delhaize America, Inc., 9% Unsub.
 Debs., 4/15/31                       1,500,000       1,657,500
----------------------------------------------------------------
 Kroger Co. (The), 7.80% Sr. Nts.,
 8/15/07                              4,300,000       4,984,135



                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Food & Staples Retailing Continued
 Safeway, Inc., 4.80% Sr.
 Unsec. Nts., 7/16/07              $  3,980,000   $   4,166,053
                                                  --------------
                                                     13,776,001

----------------------------------------------------------------
 Household Products--0.0%
 Styling Technology Corp.,
 10.875% Sr. Unsec.
 Sub. Nts., 7/1/08 2,6,10               360,000              --
----------------------------------------------------------------
 Energy--0.6%
----------------------------------------------------------------
 Energy Equipment & Services--0.1%
 Ocean Rig Norway AS, 10.25% Sr.
 Sec. Nts., 6/1/08                      400,000         334,500
----------------------------------------------------------------
 Oil & Gas--0.5%
 Petroleos Mexicanos, 9.50% Sr. Sub.
 Nts., 9/15/27                        1,730,000       2,140,875
----------------------------------------------------------------
 PF Export Receivables Master Trust,
 3.748% Sr. Nts., Series B, 6/1/13 2  1,595,000       1,605,368
                                                  --------------
                                                      3,746,243

----------------------------------------------------------------
 Financials--11.0%
----------------------------------------------------------------
 Capital Markets--0.5%
 Credit Suisse First Boston, Inc.
 (USA), 6.125% Nts., 11/15/11         3,305,000       3,708,521
----------------------------------------------------------------
 Commercial Banks--1.3%
 Dime Capital Trust I, 9.33% Capital
 Securities, Series A, 5/6/27         4,848,000       5,959,613
----------------------------------------------------------------
 Household Finance Corp., 7% Nts.,
 5/15/12                              2,755,000       3,266,504
                                                  --------------
                                                      9,226,117

----------------------------------------------------------------
 Diversified Financial Services--2.5%
 Aeltus CBO II Ltd., 0.25% Sr. Sec.
 Sub. Bonds, 8/6/09 2                 5,847,268         292,428
----------------------------------------------------------------
 CIT Group, Inc., 7.75% Sr. Unsec.
 Unsub. Nts., 4/2/12                  3,080,000       3,678,478
----------------------------------------------------------------
 Citigroup, Inc., 6.625% Unsec.
 Sub. Nts., 6/15/32                   2,120,000       2,458,276
----------------------------------------------------------------
 Franklin Resources, Inc.,
 3.70% Nts., 4/15/08                  1,355,000       1,388,117
----------------------------------------------------------------
 Goldman Sachs Group, Inc. (The),
 6.60% Sr. Unsec. Nts., 1/15/12       2,620,000       3,049,470
----------------------------------------------------------------
 J.P. Morgan Chase & Co., 6.75% Sub.
 Nts., 2/1/11                         2,984,000       3,507,629
 Morgan Stanley, 6.60% Nts., 4/1/12   3,410,000       3,946,557
                                                  --------------
                                                     18,320,955

----------------------------------------------------------------
 Insurance--5.6%
 American International Group, Inc./
 SunAmerica Global Financing VI,
 6.30% Sr. Sec. Nts., 5/10/11 1       3,860,000       4,433,746
----------------------------------------------------------------
 AXA Group, 8.60% Unsec. Sub. Nts.,
 12/15/30                             2,520,000       3,257,410



                7  |  OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Insurance Continued
 Farmers Insurance Exchange,
 8.625% Nts., 5/1/24 1             $  1,800,000   $   1,759,997
----------------------------------------------------------------
 Hartford Financial Services Group,
 Inc. (The), 2.375% Nts., 6/1/06      1,120,000       1,119,801
----------------------------------------------------------------
 John Hancock Global Funding II:
 5% Nts., 7/27/07 1                   4,015,000       4,357,548
 7.90% Nts., 7/2/10 1                 2,495,000       3,082,542
----------------------------------------------------------------
 Marsh & McLennan Cos., Inc.,
 4.85% Nts., 2/15/13                  1,506,000       1,569,692
----------------------------------------------------------------
 Metropolitan Life Global Funding I,
 4.75% Nts., 6/20/07                  5,250,000       5,663,626
----------------------------------------------------------------
 Nationwide Financial Services, Inc.,
 5.90% Nts., 7/1/12                   3,185,000       3,523,008
----------------------------------------------------------------
 Prudential Holdings LLC,
 8.695% Bonds, Series C, 12/18/23 1   4,440,000       5,636,811
----------------------------------------------------------------
 Prudential Insurance Co. of America,
 8.30% Nts., 7/1/25 1                 4,670,000       5,981,224
                                                  --------------
                                                     40,385,405

----------------------------------------------------------------
 Real Estate--1.1%
 EOP Operating LP, 7.75% Unsec. Nts.,
 11/15/07                             3,595,000       4,214,591
----------------------------------------------------------------
 Vornado Realty LP, 5.625% Sr. Unsec.
 Unsub. Nts., 6/15/07                 3,260,000       3,501,002
                                                  --------------
                                                      7,715,593

----------------------------------------------------------------
 Health Care--1.6%
----------------------------------------------------------------
 Health Care Providers & Services--0.7%
 Aetna, Inc., 7.375% Sr. Unsec. Nts.,
 3/1/06                               1,082,000       1,216,916
----------------------------------------------------------------
 Cardinal Health, Inc., 4.45% Nts.,
 6/30/05                              3,230,000       3,398,964
----------------------------------------------------------------
 Health Net, Inc., 8.375% Sr. Unsec.
 Unsub. Nts., 4/15/11                   480,000         584,298
                                                  --------------
                                                      5,200,178

----------------------------------------------------------------
 Pharmaceuticals--0.9%
 Bristol-Myers Squibb Co.,
 5.75% Nts., 10/1/11                  2,300,000       2,563,907
----------------------------------------------------------------
 Wyeth, 5.875% Nts., 3/15/04          3,960,000       4,083,619
                                                  --------------
                                                      6,647,526

----------------------------------------------------------------
 Industrials--5.9%
----------------------------------------------------------------
 Aerospace & Defense--2.4%
 Boeing Capital Corp., 7.375%
 Sr. Nts., 9/27/10                    3,260,000       3,868,479
----------------------------------------------------------------
 Lockheed Martin Corp., 8.50% Bonds,
 12/1/29                              3,325,000       4,533,471
----------------------------------------------------------------
 Northrop Grumman Corp.,
 7.125% Sr. Nts., 2/15/11             2,210,000       2,651,410


                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Aerospace & Defense Continued
 Raytheon Co., 5.70% Sr.
 Unsec. Nts., 11/1/03              $  6,475,000   $   6,533,592
                                                  --------------
                                                     17,586,952

----------------------------------------------------------------
 Building Products--0.1%
 Green Star Products, Inc.,
 10.15% Bonds, 6/24/10 1                814,418         863,466
----------------------------------------------------------------
 Commercial Services & Supplies--0.6%
 Allied Waste North America, Inc.,
 10% Sr. Unsec. Sub. Nts., Series B,
 8/1/09                               1,390,000       1,483,825
----------------------------------------------------------------
 Protection One, Inc./Protection
 One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts., 8/15/05        300,000         247,500
----------------------------------------------------------------
 Safety-Kleen Corp., 9.25% Sr. Unsec.
 Nts., 5/15/09 2,6,10                   800,000          44,000
----------------------------------------------------------------
 Waste Management, Inc.:
 7% Sr. Nts., 7/15/28                   920,000       1,052,147
 7.375% Sr. Unsub. Nts., 8/1/10       1,185,000       1,423,930
                                                  --------------
                                                      4,251,402

----------------------------------------------------------------
 Industrial Conglomerates--1.9%
 General Electric Capital Corp.:
 6% Nts., 6/15/12                     5,000,000       5,653,775
 6.75% Nts., Series A, 3/15/32        1,110,000       1,302,689
----------------------------------------------------------------
 Hutchison Whampoa International
 Ltd., 6.50% Nts., 2/13/13 1          2,525,000       2,654,770
----------------------------------------------------------------
 Tyco International Group SA,
 6.75% Sr. Unsub. Nts., 2/15/11       3,650,000       3,887,250
                                                  --------------
                                                     13,498,484

----------------------------------------------------------------
 Road & Rail--0.9%
 Burlington Northern Santa Fe Corp.,
 5.90% Sr. Nts., 7/1/12               4,000,000       4,468,480
----------------------------------------------------------------
 CSX Corp., 6.25% Unsec. Nts.,
 10/15/08                             2,012,000       2,300,153
                                                  --------------
                                                      6,768,633

----------------------------------------------------------------
 Materials--0.4%
----------------------------------------------------------------
 Paper & Forest Products--0.4%
 Weyerhaeuser Co., 5.50% Unsec.
 Unsub. Nts., 3/15/05                 2,790,000       2,952,808
----------------------------------------------------------------
 Telecommunication Services--3.4%
----------------------------------------------------------------
 Diversified Telecommunication Services--2.8%
 Citizens Communications Co.,
 9.25% Sr. Nts., 5/15/11              1,885,000       2,443,422
----------------------------------------------------------------
 Deutsche Telekom International
 Finance BV:
 8.25% Unsec. Unsub. Nts., 6/15/05 3  4,285,000       4,780,946
 8.75% Unsec. Unsub. Nts., 6/15/30      660,000         843,920


                8  |  OPPENHEIMER BOND FUND/VA

                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Diversified Telecommunication Services Continued
 France Telecom SA:
 8.70% Sr. Unsec. Nts., 3/1/06     $  1,965,000   $   2,243,051
 10% Sr. Unsec. Nts., 3/1/31 3        1,150,000       1,596,929
----------------------------------------------------------------
 Sprint Capital Corp., 8.75% Nts.,
 3/15/32                              3,865,000       4,642,866
----------------------------------------------------------------
 Verizon Global Funding Corp.,
 7.75% Sr. Unsub. Nts., 12/1/30       3,015,000       3,833,283
                                                  --------------
                                                     20,384,417

----------------------------------------------------------------
 Wireless Telecommunication Services--0.6%
 AT&T Wireless Services, Inc.:
 6.875% Sr. Unsec. Unsub. Nts.,
 4/18/05                              1,150,000       1,244,613
 7.50% Sr. Unsec. Nts., 5/1/07          575,000         663,486
 8.75% Sr. Unsec. Nts., 3/1/31        1,325,000       1,643,621
----------------------------------------------------------------
 Rogers Wireless Communications, Inc.,
 9.625% Sr. Sec. Nts., 5/1/11           605,000         698,775
                                                  --------------
                                                      4,250,495

----------------------------------------------------------------
 Utilities--4.6%
----------------------------------------------------------------
 Electric Utilities--3.6%
 AEP Resources, Inc., 6.50% Sr. Nts.,
 12/1/03 1                            2,910,000       2,958,030
----------------------------------------------------------------
 CenterPoint Energy, Inc., 5.875%
 Nts., 6/1/08 1                       1,925,000       1,939,520
----------------------------------------------------------------
 Dominion Resources, Inc., 8.125% Sr.
 Unsub. Nts., 6/15/10                 3,390,000       4,207,821
----------------------------------------------------------------
 DTE Energy Co., 6.375% Sr. Nts.,
 4/15/33                              2,140,000       2,239,187
----------------------------------------------------------------
 Duke Energy Corp., 5.625% Nts.,
 11/30/12                             1,325,000       1,427,715
----------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr. Unsub.
 Nts., Series C, 11/15/31             2,660,000       2,990,622
----------------------------------------------------------------
 MidAmerican Energy Holdings Co.,
 5.875% Sr. Nts., 10/1/12             3,750,000       4,120,114
----------------------------------------------------------------
 Progress Energy, Inc., 6.55% Sr.
 Unsec. Nts., 3/1/04                  3,520,000       3,632,105
----------------------------------------------------------------
 South Carolina Electric & Gas Co.,
 9% Mtg. Bonds, 7/15/06                 500,000         596,587
----------------------------------------------------------------
 TECO Energy, Inc., 10.50% Sr. Unsec.
 Nts., 12/1/07                        1,690,000       1,937,162
                                                  --------------
                                                     26,048,863

----------------------------------------------------------------
 Gas Utilities--1.0%
 Kinder Morgan, Inc., 6.50%
 Sr. Unsec. Nts., 9/1/12              1,980,000       2,273,674


                                      Principal    Market Value
                                         Amount      See Note 1
----------------------------------------------------------------
 Gas Utilities Continued
 NiSource Finance Corp., 7.875%
 Sr. Unsec. Nts., 11/15/10         $  3,920,000   $   4,634,992
----------------------------------------------------------------
 NorAm Energy Corp., 6.375% Unsec.
 Term Enhanced Remarketable Nts.,
 11/1/03                                331,000         334,346
                                                  --------------
                                                      7,243,012
                                                  --------------

 Total Corporate Bonds and Notes
 (Cost $253,613,886)                                269,130,010

                                          Units
----------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%
----------------------------------------------------------------
 Pathmark Stores, Inc. Wts.,
 Exp. 9/19/10 10 (Cost $14,872)           5,408           7,463

                                      Principal
                                         Amount
----------------------------------------------------------------
 Structured Notes--8.4%
----------------------------------------------------------------
 Deutsche Bank AG, COUNTS Corp.
 Sec. Bond Linked Nts.,
 Series 2003-1, 3.019%, 1/7/05 2,3 $ 15,300,000      15,111,810
----------------------------------------------------------------
 JPMorgan Chase Bank, High Yield
 Index-BB Nts., 6.40%, 6/20/08       30,070,000      30,633,813
----------------------------------------------------------------
 UBS AG, High Grade Credit Linked
 Nts., 2.849%, 12/10/04 3            15,300,000      15,300,000
                                                  --------------
 Total Structured Notes
 (Cost $61,258,122)                                  61,045,623

----------------------------------------------------------------
 Joint Repurchase Agreements--0.7%
----------------------------------------------------------------
 Undivided interest of 0.75% in joint
 repurchase agreement (Principal
 Amount/Market Value $657,477,000,
 with a maturity value of $657,496,907)
 with PaineWebber, Inc., 1.09%, dated
 6/30/03, to be repurchased at
 $4,950,150 on 7/1/03, collateralized
 by Federal Home Loan Mortgage
 Corp., 5%, 5/1/18--5/5/18, with a
 value of $671,305,296
 (Cost $4,950,000)                    4,950,000       4,950,000


----------------------------------------------------------------
 Total Investments, at Value
 (Cost $871,347,201)                      122.7%    888,813,740
----------------------------------------------------------------
 Liabilities in Excess of Other Assets    (22.7)   (164,570,166)
                                      --------------------------
 Net Assets                               100.0%   $724,243,574
                                      ==========================


                9  |  OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


Footnotes to Statement of Investments
1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $39,104,570 or 5.40% of the Fund's net assets as of June 30, 2003.
2. Identifies issues considered to be illiquid--See Note 8 of Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $11,477,037 or 1.58% of the Fund's net assets as of June 30, 2003.
5. When-issued security to be delivered and settled after June 30, 2003. See
Note 1 of Notes to Financial Statements.
6. Issuer is in default. See Note 1 of Notes to Financial Statements.
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
8. Securities with an aggregate market value of $2,644,818 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
9. Zero coupon bond reflects effective yield on the date of purchase.
10. Non-income producing security.

See accompanying Notes to Financial Statements.




                10  |  OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------------------------


 June 30, 2003
--------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $871,347,201)--see accompanying statement               $888,813,740
--------------------------------------------------------------------------------------------------
 Cash                                                                                       2,634
--------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $40,174,484 sold on a when-issued basis)                  47,802,565
 Interest and principal paydowns                                                        8,219,010
 Shares of beneficial interest sold                                                     1,586,033
 Other                                                                                      3,159
                                                                                     -------------
 Total assets                                                                         946,427,141

--------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased (including $205,578,282 purchased on a when-issued basis)      219,348,848
 Shares of beneficial interest redeemed                                                 2,592,292
 Daily variation on futures contracts                                                     199,126
 Shareholder reports                                                                       23,788
 Trustees' compensation                                                                     4,844
 Service plan fees                                                                          2,334
 Transfer and shareholder servicing agent fees                                                849
 Other                                                                                     11,486
                                                                                     -------------
 Total liabilities                                                                    222,183,567

--------------------------------------------------------------------------------------------------
 Net Assets                                                                          $724,243,574
                                                                                     =============

--------------------------------------------------------------------------------------------------
 Composition of Net Assets
--------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                          $     64,402
--------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                           737,510,508
--------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                   15,561,037
--------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions       (45,958,189)
--------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                            17,065,816
                                                                                     -------------
 Net Assets                                                                          $724,243,574
                                                                                     =============

--------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Non-Service shares:
 Net asset value, redemption price per share and offering price per share
 (based on net assets of $719,267,132 and 63,958,357 shares of beneficial
 interest outstanding)                                                                     $11.25
--------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share
 (based on net assets of $4,976,442 and 443,271 shares of beneficial interest
 outstanding)                                                                              $11.23


 See accompanying Notes to Financial Statements.


                11  |  OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 For the Six Months Ended June 30, 2003
--------------------------------------------------------------------------------
 Investment Income

 Interest                                                           $18,243,430

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                      2,578,805
--------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                       4,297
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                       5,428
 Service shares                                                              12
--------------------------------------------------------------------------------
 Shareholder reports                                                     30,861
--------------------------------------------------------------------------------
 Trustees' compensation                                                  10,420
--------------------------------------------------------------------------------
 Custodian fees                                                           7,063
--------------------------------------------------------------------------------
 Other                                                                   22,536
                                                                    ------------
 Total expenses                                                       2,659,422
 Less reduction to custodian expenses                                    (7,063)
                                                                    ------------
 Net expenses                                                         2,652,359

--------------------------------------------------------------------------------
 Net Investment Income                                               15,591,071

--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                         18,746,370
 Closing of futures contracts                                        (5,891,104)
 Foreign currency transactions                                          (22,976)
                                                                    ------------
 Net realized gain                                                   12,832,290
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                          7,900,125
 Futures contract                                                       308,823
                                                                    ------------
 Net change in unrealized appreciation                                8,208,948

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations               $36,632,309
                                                                    ============


 See accompanying Notes to Financial Statements.


                12  |  OPPENHEIMER BOND FUND/VA

------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------

                                                                                         Six Months          Year
                                                                                              Ended         Ended
                                                                                      June 30, 2003  December 31,
                                                                                        (Unaudited)          2002
------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                                 $ 15,591,071  $ 40,646,500
------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                12,832,290   (14,911,913)
------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                                    8,208,948    33,764,082
------------------------------------------------------------------------------------------------------------------
 Payment from affiliate                                                                          --     1,111,427
                                                                                       ---------------------------
 Net increase in net assets resulting from operations                                    36,632,309    60,610,096

------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Non-Service shares                                                                     (40,547,869)  (50,820,794)
 Service shares                                                                            (196,017)           --

------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                      (1,423,633)   21,383,866
 Service shares                                                                           2,556,231     2,348,380

------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                               (2,978,979)   33,521,548
------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                    727,222,553   693,701,005
 End of period [including undistributed net investment income of $15,561,037
 and $40,713,852, respectively]                                                        $724,243,574  $727,222,553
                                                                                       ===========================

 See accompanying Notes to Financial Statements.




                13  |  OPPENHEIMER BOND FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months                                                               Year
                                                        Ended                                                               Ended
                                                June 30, 2003                                                        December 31,
 Non-Service shares                               (Unaudited)          2002          2001          2000          1999        1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                 $ 11.31       $ 11.21       $ 11.25       $ 11.52       $ 12.32     $ 11.91
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .24           .65           .81           .94           .88         .72
 Net realized and unrealized gain (loss)                  .33           .27           .03          (.29)        (1.06)        .07
 Payment from affiliate                                    --           .01            --            --            --          --
                                                      ------------------------------------------------------------------------------
 Total from investment operations                         .57           .93           .84           .65          (.18)        .79
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.63)         (.83)         (.88)         (.92)         (.57)       (.20)
 Distributions from net realized gain                      --            --            --            --          (.05)       (.18)
                                                      ------------------------------------------------------------------------------
 Total dividends and/or distributions to shareholders    (.63)         (.83)         (.88)         (.92)         (.62)       (.38)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $11.25        $11.31        $11.21        $11.25        $11.52      $12.32
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return:
 Total return at net asset value 1                       5.19%         9.02%         7.79%         6.10%        (1.52)%      6.80%
 Total return before payment from affiliate 2             N/A          8.93%          N/A           N/A           N/A         N/A

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)            $719,267      $724,787      $693,701      $562,345      $601,064    $655,543
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $729,897      $686,932      $638,820      $557,873      $633,059    $586,242
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income before payment from affiliate     4.18%         5.91% 2       7.93%         7.94%         7.22%       6.31%
 Net investment income after payment from affiliate       N/A          6.07%          N/A           N/A           N/A         N/A
 Expenses, gross                                         0.73%         0.73%         0.77%         0.76%         0.73%       0.74% 4
 Expenses, net                                           0.73% 5       0.73% 5       0.77% 5       0.76% 5       0.73% 5     0.74%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   66%          157%          186%          260%          256%         76%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. The Manager voluntarily reimbursed the Class $1,107,704 from an error in the calculation of the Fund's net asset value per share.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.





                14  |  OPPENHEIMER BOND FUND/VA

                                                    Six Months       Period
                                                         Ended        Ended
                                                 June 30, 2003 December 31,
 Service shares                                    (Unaudited)       2002 1
--------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $11.30      $ 10.46
--------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                     .28          .11
 Net realized and unrealized gain                          .27          .72
 Payment from affiliate                                     --          .01
                                                        ------------------------
 Total from investment operations                          .55          .84
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.62)          --
 Distributions from net realized gain                       --           --
                                                        ------------------------
 Total dividends and/or distributions to shareholders     (.62)          --
--------------------------------------------------------------------------------
 Net asset value, end of period                         $11.23       $11.30
                                                        ========================

--------------------------------------------------------------------------------
 Total Return:
 Total return at net asset value 2                        5.07%        8.03%
 Total return before payment from affiliate 3              N/A         7.94%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $4,976       $2,435
--------------------------------------------------------------------------------
 Average net assets (in thousands)                      $3,475       $  834
--------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income before payment from affiliate      4.01%        4.37% 3
 Net investment income after payment from affiliate        N/A         5.04%
 Expenses, gross                                          0.98%        0.98%
 Expenses, net                                            0.98% 5      0.98% 5,6
--------------------------------------------------------------------------------
 Portfolio turnover rate                                    66%         157%



1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. The Manager voluntarily reimbursed the Class $3,723 from an error in the calculation of the Fund's net asset value per share.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%. 6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.





                15  |  OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment objective is to seek a high level of current income. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, increasing the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2003, the market value of these securities comprised 8.4% of the Fund's net assets and resulted in unrealized losses in the current period of $212,499. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
 Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2003, the Fund had entered into when-issued purchase commitments of $205,578,282. Additionally, the Fund had when-issued sale commitments of $40,174,484.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not


                16  |  OPPENHEIMER BOND FUND/VA
 extend for a period of greater than one year. The Fund records the incremental difference between the forward purchase and sale of each forward roll as interest income.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2003, securities with an aggregate market value of $44,000, representing 0.01% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $45,521,732. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund used $12,832,290 of carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              -------------------------
                              2008          $13,955,380
                              2010           44,376,811
                                            -----------
                              Total         $58,332,191
                                            -----------


                17  |  OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTs  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily due to paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:
                                Six Months Ended           Year Ended
                                   June 30, 2003    December 31, 2002
    -----------------------------------------------------------------
    Distributions paid from:
    Ordinary income                  $40,743,886          $50,820,794
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            Six Months Ended June 30, 2003     Year Ended December 31, 2002 1
                                                  Shares            Amount           Shares            Amount
--------------------------------------------------------------------------------------------------------------
 Non-Service shares
 Sold                                          5,869,648     $  66,107,916       18,951,559     $ 204,469,491
 Dividends and/or distributions reinvested     3,719,988        40,547,869        4,914,970        50,820,794
 Redeemed                                     (9,697,456)     (108,079,418)     (21,695,172)     (233,906,419)
                                              ----------------------------------------------------------------
 Net increase (decrease)                        (107,820)    $  (1,423,633)       2,171,357     $  21,383,866
                                              ----------------------------------------------------------------




                18  |  OPPENHEIMER BOND FUND/VA


                                            Six Months Ended June 30, 2003     Year Ended December 31, 2002 1
                                                  Shares            Amount           Shares            Amount
--------------------------------------------------------------------------------------------------------------
 Service shares
 Sold                                            477,416       $ 5,382,563          309,112       $ 3,377,815
 Dividends and/or distributions reinvested        18,016           196,017               --                --
 Redeemed                                       (267,570)       (3,022,349)         (93,703)       (1,029,435)
                                               ---------------------------------------------------------------
 Net increase                                    227,862       $ 2,556,231          215,409       $ 2,348,380
                                               ---------------------------------------------------------------

 1. For the year ended December 31, 2002, for Non-Service shares and for the period from May 1, 2002 (inception of offering) to December 31, 2002, for Service shares.

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $505,112,220 and $507,309,362, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $22.50 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the six months ended June 30, 2003, expense under the Service Plan totaled $4,297.

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of June 30, 2003, the Fund had no outstanding foreign currency contracts.

                19  |  OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of June 30, 2003, the Fund had outstanding futures contracts as follows:

                                                                                         Unrealized
                                 Expiration      Number of       Valuation as of       Appreciation
 Contract Description                 Dates      Contracts         June 30, 2003      (Depreciation)
----------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Euro-Bundesobligation               9/8/03            371          $ 49,774,002          $(673,909)
 U.S. Treasury Nts., 2 yr.          9/29/03            258            55,804,594             42,672
                                                                                          ----------
                                                                                           (631,237)
                                                                                          ----------
 Contracts to Sell
 U.S. Long Bonds                    9/19/03             71             8,331,406            135,438
 U.S. Treasury Nts., 5 yr.          9/19/03          1,230           141,603,750             (2,237)
 U.S. Treasury Nts., 10 yr.         9/19/03            473            55,547,938             97,313
                                                                                          ----------
                                                                                            230,514
                                                                                          ----------
                                                                                          $(400,723)
                                                                                          ----------

--------------------------------------------------------------------------------
 7. Total Return Swap Transactions
 The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement.
 Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


                20  |  OPPENHEIMER BOND FUND/VA

 As of June 30, 2003, the Fund had entered into the following total return swap agreements:

                                                Paid by           Received by                           Unrealized
                                            the Fund at           the Fund at      Termination        Appreciation
 Swap Counterparty         Notional       June 30, 2003         June 30, 2003             Date      (Depreciation)
-------------------------------------------------------------------------------------------------------------------
                                                               Value of total
                                              Six-Month             return of
                                          LIBOR less 40       Lehman Brothers
 Deutsche Bank           $4,229,000        basis points            CMBS Index         12/31/03                 $--

--------------------------------------------------------------------------------
 8. Illiquid Securities
 As of June 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2003 was $72,599,861, which represents 10.02% of the Fund's net assets.

--------------------------------------------------------------------------------
 9. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.





                21  |  OPPENHEIMER BOND FUND/VA

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)